Other financial liabilities	6 Months Ended
Dec. 31, 2024
Other Financial Liabilities Current [Abstract]
Other financial liabilities
Note 9. Other financial liabilities

	Consolidated
	December 2024	June 2024
	$	$
Current liabilities
Prefunded and ordinary warrants	2,017,878	6,478,060

Reconciliation
Reconciliation of the written down values at the beginning and end of the current and previous financial half-year are set out below:
Opening balance	6,478,060	—
Prefunded and ordinary warrants at initial recognition	—	8,599,836
Prefunded warrants exercised	(6,459,830)	(864,930)
Gain on remeasurement of other financial liabilities	1,999,648	(1,256,846)

Closing balance	2,017,878	6,478,060

On 30 November, 2023, the Consolidated Entity entered into the Securities Purchase Agreement with an institutional investor, pursuant to which we issued and sold (A) in a registered direct offering, 2,620,000 ADSs and pre-funded
warrants to purchase up to 1,824,445 ADS, and (B) in a concurrent private placement, the Ordinary Warrants to purchase up to 4,444,445 ADSs, for nil consideration, which have an exercise price of US$0.583 per ADS, are exercisable immediately and will expire on 5 June, 2029. The Ordinary Warrants were determined to be classified as a financial liability and a derivative under AASB 132 because they are denominated in a foreign currency, causing the value to vary with the USD/AUD exchange rate and the Consolidated Entity’s share price, requires a smaller net investment, and is settled at a future date. The initial fair value of the Ordinary Warrants was A$3,020,316. Additionally, as a part of the Securities Purchase Agreement, warrants were issued to the broker with an initial fair value of A$132,763. Transaction costs of A$382,463 were incurred. On 21 February, 2024, the pre-funded
warrants were exercised.
On the 17 May 2024 the above terms were amended such that the outstanding warrants had an amended exercise price to $
0.27
per ADS and new warrant to purchase up to 1,100,000 ADSs issued with an exercise price of $0.27 per ADS.
In connection with the Purchase Agreement with Alumni Capital, the Consolidated Entity issued warrants to purchase ADSs (“Warrant ADS”) that are accounted for at fair value through profit and loss. The Warrant ADS were determined to be classified as a financial liability and a derivative under AASB 132 because they are denominated in a foreign currency, causing the value to vary with the USD/AUD exchange rate and the Consolidated Entity’s share price, requires a smaller net investment, and is settled at a future date. The initial fair value of the warrants issued was A$5,445,887. Alumni Capital can purchase a number of Warrant ADSs from the Consolidated Entity, calculated as 5% of the total commitment amount minus any previous exercises, divided by the exercise price on the exercise date. The exercise price for each Warrant ADS is determined by dividing US$6,000,000 by the total number of ordinary shares on the exercise date, then multiplying by the current ADS to ordinary share ratio.
On 11 July 2024, warrants to purchase 1,100,000 ADSs with an exercise price of $0.27 per ADS were exercised along with 2/3 of the warrants Alumni Capital were entitled to (outlined in the paragraph above). Alumni capital purchased 2,578,648 ADSs for US$0.19390 per ADS as a result of that exercise.
On 28 October 2024, the Consolidated Entity had changed the ratio of its ADSs to Ordinary Shares from one (
1
) ADS representing ten (
10
) Ordinary Shares to one (1) ADS representing one hundred (
100
) Ordinary Shares. There will be no change to our underlying Ordinary Shares, and no Ordinary Shares will be issued or cancelled in connection with the ADS ratio change prior to 28 October 2024. The ratio change impacts outstanding warrants: In accordance with the underlying agreements, in the event of a share dividend or split the defined exercise price of the Warrants must be adjusted by a multiple equivalent to the consolidation ratio , similarly the number of Warrant ADSs that may be purchased upon exercise of this Warrant shall be increased or decreased proportionately, so that after such adjustment the aggregate Exercise Price payable for the adjusted number of Warrant ADSs shall be the same as the aggregate Exercise Price in effect immediately prior to such adjustment.